Other provisions, other current liabilities and other non-current liabilities	12 Months Ended
Dec. 31, 2017
Other provisions, other current liabilities and other non-current liabilities
Other provisions, other current liabilities and other non-current liabilities

Note 13—Other provisions, other current liabilities and other non-current liabilities

“Other provisions” consisted of the following:

	December 31,
($ in millions)	2017	2016
Contract-related provisions	857	673
Restructuring and restructuring-related provisions	467	577
Provisions for contractual penalties and compliance and litigation matters	240	210
Provision for insurance-related reserves	153	153
Other	165	152
Total	1,882	1,765

 “Other current liabilities” consisted of the following:

	December 31,
($ in millions)	2017	2016
Employee-related liabilities	1,871	1,670
Non-trade payables	552	394
Accrued expenses	508	413
Other tax liabilities	350	301
Income taxes payable	321	226
Accrued customer rebates	237	206
Derivative liabilities (see Note 5)	223	304
Deferred income	137	147
Accrued interest	62	67
Pension and other employee benefits (see Note 17)	47	59
Other	77	149
Total	4,385	3,936

 “Other non-current liabilities” consisted of the following:

	December 31,
($ in millions)	2017	2016
Income tax related liabilities	1,198	923
Provisions for contractual penalties and compliance and litigation matters	140	27
Non-current deposit liabilities (see Note 9)	95	106
Deferred income	82	80
Derivative liabilities (see Note 5)	75	101
Employee-related liabilities	75	66
Environmental provisions	53	62
Other	232	239
Total	1,950	1,604